QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2014
QUARTERLY FINANCIAL INFORMATION (UNAUDITED) [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
17.    QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

2014	Quarter Ended				Year Ended December 31
	March 31	June 30	September 30	December 31
Revenue	$57,835	$59,623	$67,145	$70,382	$254,985
Net operating income	32,276	33,427	38,369	38,671	142,743
Net income/(loss) before tax	(10,578)	(10,403)	(10,801)	(14,461)	(46,243)
Income tax expense (benefit)	360	627	350	(1,177)	160
Net income/(loss)	$(10,938)	$(11,030)	$(11,151)	$(13,284)	$(46,403)

Income (loss) per share of common stock
Basic and diluted	(0.16)	(0.17)	(0.17)	(0.20)	(0.70)
Weighted average number of shares of common stock outstanding
Basic and diluted	66,399,857	66,399,857	66,399,857	66,404,051	66,400,914

2013	Quarter Ended				Year Ended December 31
	March 31	June 30	September 30	December 31
Revenue	$12,979	$13,509	$24,257	$34,391	$85,136
Net operating income	3,777	4,254	6,605	10,774	25,410
Net income/(loss) before tax	(1,956)	(3,640)	(8,612)	(15,182)	(29,390)
Income tax benefit (expense)	211	436	67	(58)	656
Net income/(loss)	$(2,167)	$(4,076)	$(8,679)	$(15,124)	$(30,046)

Income (loss) per share of common stock
Basic and diluted	(0.03)	(0.06)	(0.13)	(0.23)	(0.45)
Weighted average number of shares of common stock outstanding
Basic and diluted	66,399,857	66,399,857	66,399,857	66,399,857	66,399,857